UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Joho Capital, L.L.C.
Address: 55 East 59th Street
         15th Floor
         New York, New York  10022

13F File Number:  28-05521

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Timothy K. McManus
Title:     Chief Financial Officer (Joho Capital, L.L.C.)
Phone:     (212) 326-9560

Signature, Place, and Date of Signing:

     /s/ Timothy K. McManus     New York, New York     February 16, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.





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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     9

Form13F Information Table Value Total:     $711,078 (thousands)


List of Other Included Managers: NONE

* All of the investments reported on this Form 13F are held in the name of either Joho Fund, Ltd., Joho Partners, L.P., Joho Asia Growth Fund, Ltd., Joho Asia Growth Partners, L.P., Hollyhock, or Joho Family Fund, L.L.C. Joho Capital, L.L.C. and its affiliates have full investment discretion and voting authority.



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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
7 DAYS GROUP HLDGS LTD         ADR              81783J101     3770   302098 SH       SOLE    NONE           302098        0        0
BAIDU INC                      SPON ADR REP A   056752108   221240   537996 SH       SOLE    NONE           537996        0        0
CNINSURE INC                   SPONSORED ADR    18976M103    15919   792787 SH       SOLE    NONE           792787        0        0
CTRIP COM INTL LTD             ADR              22943F100    20246   281737 SH       SOLE    NONE           281737        0        0
GOOGLE INC                     CL A             38259P508    66594   107413 SH       SOLE    NONE           107413        0        0
HOME INNS & HOTELS MGMT INC    SPON ADR         43713W107    20870   590380 SH       SOLE    NONE           590380        0        0
MINDRAY MEDICAL INTL LTD       SPON ADR         602675100   180728  5328074 SH       SOLE    NONE          5328074        0        0
NETEASE COM INC                SPONSORED ADR    64110W102    55865  1485368 SH       SOLE    NONE          1485368        0        0
NEW ORIENTAL ED & TECH GRP I   SPON ADR         647581107   125846  1664409 SH       SOLE    NONE          1664409        0        0